Significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of summary of significant accounting policies [Abstract]
Disclosure of useful lives of property and equipment explanatory [Text Block]	The estimated useful lives for the current and comparative years of significant property and equipment are as follows:

Motor vehicles	5~10 years
Furniture, fixtures and other equipment	5~10 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives